Cover	Nov. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2025
Current Fiscal Year End Date	--03-31
Entity File Number	000-53230
Entity Registrant Name	REGENEREX PHARMA, INC
Entity Central Index Key	0001357878
Entity Tax Identification Number	98-0479983
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5348 Vegas Drive #177
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89108
City Area Code	(877)
Local Phone Number	761-7479
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false